Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
March 31, 2026
AMAI-NPRT1-0526
1.9865901.110
Alternative Funds - 1.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (l)(m) (Cost $56,947,234)	5,783,274	54,117,567

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point Clo Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3676% 10/20/2037 (f)(g)(j)	250,000	248,243
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (f)(g)(j)	747,000	742,544
TOTAL BAILIWICK OF JERSEY		990,787
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1722% 4/15/2037 (f)(g)(j)	258,000	251,636
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.0976% 7/20/2038 (f)(g)(j)	402,000	399,032
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (f)(g)(j)	1,000,000	1,004,012
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (f)(g)(j)	246,000	243,554
Bbam US CLO III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (f)(g)(j)	500,000	469,816
Bbam US CLO IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 9.9222% 7/15/2039 (f)(g)(j)	500,000	496,514
Benefit Street Partners CLO XXXIX Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.3222% 4/15/2038 (f)(g)(j)	337,000	331,977
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (f)(g)(j)	360,000	356,322
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (f)(g)(j)	190,000	184,570
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(g)(j)	227,000	220,332
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (f)(g)(j)	323,000	318,259
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (f)(g)(j)	493,000	493,259
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (f)(g)(j)	206,000	196,085
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (f)(g)(j)	223,000	223,015
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (f)(g)(j)	342,000	331,406
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (j)	1,000,000	1,004,191
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (f)(g)(j)	189,000	187,345
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (f)(g)(j)	225,000	223,401
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (f)(g)(j)	261,000	257,243
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4176% 4/20/2037 (f)(g)(j)	341,000	338,624
OHA Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.1556% 2/20/2038 (f)(g)(j)	1,000,000	983,647
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (f)(g)(j)	154,000	149,465
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (f)(g)(j)	1,000,000	970,924
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (f)(g)(j)	138,000	131,116
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (f)(g)(j)	395,000	391,676
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		10,157,421
UNITED STATES - 0.0%
Diameter Capital CLO 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8222% 10/15/2037 (f)(g)(j)	250,000	248,237
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (f)(g)(j)	181,000	179,719
TOTAL UNITED STATES		427,956
TOTAL ASSET-BACKED SECURITIES (Cost $11,744,711)		11,576,164

Bank Loan Obligations - 2.4%
	Principal Amount (a)	Value ($)
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (f)(g)(h)	2,593,500	2,369,810
UNITED STATES - 2.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 10/6/2032 (f)(g)(h)	4,488,750	4,485,967
Media - 0.2%
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0822% 12/31/2029 (f)(g)(h)	5,810,327	5,189,378
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8677% 12/31/2030 (f)(g)(h)	1,685,743	1,500,311
		6,689,689
TOTAL COMMUNICATION SERVICES		11,175,656
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (f)(g)(h)	35,296,385	35,190,497
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (f)(g)(h)	720,689	703,270
Health Care - 0.6%
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (f)(g)(h)	19,542,325	18,831,180
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (f)(g)(h)	10,266,216	8,033,314
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (f)(g)(h)	2,441,312	2,485,060
TOTAL INDUSTRIALS		10,518,374
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (f)(g)(h)	4,252,118	4,268,063
TOTAL UNITED STATES		80,687,040
TOTAL BANK LOAN OBLIGATIONS (Cost $83,723,285)		83,056,850

Common Stocks - 38.9%
	Shares	Value ($)
BRAZIL - 0.2%
Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	233,428	7,131,026
CANADA - 4.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Pizza Pizza Royalty Corp (c)	882,100	9,574,948
Restaurant Brands International Inc	967	71,557
		9,646,505
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	82,100	6,699,728
Groupe Dynamite Inc Subordinate Voting Shares	128,900	7,096,867
		13,796,595
TOTAL CONSUMER DISCRETIONARY		23,443,100
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	930	52,714
Metro Inc/CN	915	62,605
TOTAL CONSUMER STAPLES		115,319
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd	1,860	90,734
Imperial Oil Ltd	969	126,922
TOTAL ENERGY		217,656
Industrials - 0.2%
Machinery - 0.2%
ATS Corp (b)	282,800	7,971,093
Materials - 2.6%
Chemicals - 0.2%
Methanex Corp	128,993	7,686,169
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd/CA (United States)	41,000	8,322,180
Almonty Industries Inc (United States) (b)	4,891,180	70,824,286
		79,146,466
TOTAL MATERIALS		86,832,635
Utilities - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
TransAlta Corp	3,612,309	47,494,164
TOTAL CANADA		166,073,967
FRANCE - 1.4%
Energy - 1.4%
Energy Equipment & Services - 1.4%
Vallourec SACA	1,863,721	47,177,538
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Sequans Communications SA ADR (b)(c)	433,116	1,095,783
TOTAL FRANCE		48,273,321
GERMANY - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	136	33,134
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	286,100	8,617,332
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	538	63,533
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,024	59,375
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,472	175,288
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	482	94,887
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	616	208,177
UNITED KINGDOM - 1.2%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC	573	31,457
Tobacco - 0.0%
Imperial Brands PLC	529	21,450
TOTAL CONSUMER STAPLES		52,907
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC	45,301	8,858,157
Industrials - 0.9%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	5,211	79,168
Commercial Services & Supplies - 0.9%
Serco Group PLC	8,229,300	31,181,720
TOTAL INDUSTRIALS		31,260,888
TOTAL UNITED KINGDOM		40,171,952
UNITED STATES - 30.7%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.0%
AT&T Inc	3,210	93,058
Comcast Corp Class A	2,437	69,966
Verizon Communications Inc	2,027	101,756
		264,780
Entertainment - 0.0%
Walt Disney Co/The	1,255	120,957
Interactive Media & Services - 3.1%
Alphabet Inc Class A	265,022	76,209,727
Meta Platforms Inc Class A	50,073	28,648,265
		104,857,992
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	566	118,876
TOTAL COMMUNICATION SERVICES		105,362,605
Consumer Discretionary - 3.0%
Automobiles - 1.1%
Tesla Inc (b)	98,000	36,431,500
Broadline Retail - 0.5%
Amazon.com Inc (b)	83,719	17,436,156
Diversified Consumer Services - 0.0%
H&R Block Inc	779	24,725
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp	421	130,843
Monarch Casino & Resort Inc	33,500	3,202,600
SHARPLINK INC (b)(c)	5,594,571	36,084,984
Starbucks Corp	536	48,020
		39,466,447
Household Durables - 0.2%
SharkNinja Inc (b)(d)	69,900	7,402,410
Specialty Retail - 0.0%
Burlington Stores Inc (b)	205	66,703
Dick's Sporting Goods Inc	278	55,124
Lowe's Cos Inc	557	131,608
Sportsman's Warehouse Holdings Inc (b)	1,927,598	2,717,913
TJX Cos Inc/The	841	134,308
		3,105,656
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	3,946
NIKE Inc Class B	599	31,639
Tapestry Inc	744	104,986
		140,571
TOTAL CONSUMER DISCRETIONARY		104,007,465
Consumer Staples - 0.7%
Beverages - 0.5%
Coca-Cola Co/The	1,746	132,783
Constellation Brands Inc Class A	56,300	8,445,000
Keurig Dr Pepper Inc	2,783	73,276
PepsiCo Inc	55,000	8,540,951
		17,192,010
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc Class A	908	15,472
BJ's Wholesale Club Holdings Inc (b)	656	64,564
Costco Wholesale Corp	12	11,957
Target Corp	767	92,960
Walmart Inc	1,800	223,704
		408,657
Food Products - 0.0%
JM Smucker Co	279	26,906
Mondelez International Inc	751	43,288
		70,194
Household Products - 0.2%
Clorox Co/The	69,144	7,165,393
Procter & Gamble Co/The	1,236	178,528
		7,343,921
Personal Care Products - 0.0%
Kenvue Inc	1,867	32,187
TOTAL CONSUMER STAPLES		25,046,969
Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Antero Resources Corp (b)	186,500	7,915,060
Cheniere Energy Inc (d)	64,200	18,217,392
Chevron Corp	231	47,794
DHT Holdings Inc	6,738,102	123,105,125
Diamondback Energy Inc	41,700	8,247,843
Enterprise Products Partners LP	1,731	65,501
Exxon Mobil Corp (d)	101,176	17,165,520
Hess Midstream LP Class A	456,428	17,741,356
International Seaways Inc	1,646,763	120,016,087
Kinder Morgan Inc	247,300	8,291,969
Phillips 66	232	42,266
Shell PLC	2,360	109,304
Valero Energy Corp	186	45,957
TOTAL ENERGY		321,011,174
Financials - 0.8%
Banks - 0.3%
Bank of America Corp	4,338	211,478
Huntington Bancshares Inc/OH	5,092	79,690
JPMorgan Chase & Co (d)	31,308	9,209,562
M&T Bank Corp	542	112,042
PNC Financial Services Group Inc/The	738	153,570
US Bancorp	1,645	85,556
Wells Fargo & Co	2,769	220,440
		10,072,338
Capital Markets - 0.5%
Bank of New York Mellon Corp/The	73,400	8,707,442
Blackrock Inc	86	82,707
Charles Schwab Corp/The	1,125	105,728
Morgan Stanley	45,600	7,504,392
		16,400,269
Consumer Finance - 0.0%
Capital One Financial Corp	429	78,262
Financial Services - 0.0%
Apollo Global Management Inc	397	44,234
Visa Inc Class A	166	50,172
		94,406
Insurance - 0.0%
American Financial Group Inc/OH	529	67,558
Chubb Ltd	588	191,647
Hartford Insurance Group Inc/The	900	121,707
Marsh & McLennan Cos Inc	504	87,419
Travelers Companies Inc/The	447	130,381
		598,712
TOTAL FINANCIALS		27,243,987
Health Care - 4.4%
Biotechnology - 1.3%
AbbVie Inc	41,080	8,934,489
Biogen Inc (b)	44,300	8,121,519
Caris Life Sciences Inc (b)	240,500	4,300,140
Gilead Sciences Inc	64,303	8,961,909
Moderna Inc (b)	158,100	8,031,480
Vaxcyte Inc (b)	85,500	4,968,405
		43,317,942
Health Care Equipment & Supplies - 0.7%
Anteris Technologies Global Corp (b)	30,100	167,055
Bausch + Lomb Corp (United States) (b)(c)	38,859	617,858
Strive Inc Class A (b)(c)	2,422,668	24,275,133
		25,060,046
Health Care Providers & Services - 0.2%
Cigna Group/The	173	46,148
HCA Healthcare Inc	17,100	8,092,404
UnitedHealth Group Inc	397	107,424
		8,245,976
Life Sciences Tools & Services - 0.0%
Danaher Corp	478	90,629
Pharmaceuticals - 2.2%
Eli Lilly & Co	17,492	16,088,617
GSK PLC	3,422	94,261
GSK PLC ADR (d)	156,400	8,631,716
Johnson & Johnson (d)	36,108	8,826,240
Merck & Co Inc (d)	72,062	8,668,338
Pfizer Inc	498,181	13,988,922
Roche Holding AG	21,600	8,620,362
Royalty Pharma PLC Class A	181,691	8,715,717
		73,634,173
TOTAL HEALTH CARE		150,348,766
Industrials - 2.0%
Aerospace & Defense - 0.6%
BWX Technologies Inc (d)	24,800	5,071,352
Byrna Technologies Inc (b)(c)	919,946	8,445,105
GE Aerospace	394	111,805
General Dynamics Corp	245	84,089
Huntington Ingalls Industries Inc	218	82,818
Northrop Grumman Corp	138	94,149
RTX Corp	30,700	5,922,031
		19,811,349
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	46,351	4,560,011
Building Products - 0.0%
Johnson Controls International plc	818	107,117
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	554	23,110
Veralto Corp	272	24,050
Vestis Corp (b)	44	346
		47,506
Electrical Equipment - 0.3%
AMETEK Inc	347	74,383
GE Vernova Inc (d)	10,226	8,926,275
		9,000,658
Ground Transportation - 0.0%
Norfolk Southern Corp	373	107,051
Machinery - 0.4%
Crane Co	410	70,110
ITT Inc	904	172,239
Kennametal Inc	326,637	11,801,395
		12,043,744
Passenger Airlines - 0.3%
Delta Air Lines Inc (d)	134,800	8,961,504
Professional Services - 0.4%
Amentum Holdings Inc (b)	183,100	4,775,248
FTI Consulting Inc (b)	59,600	10,535,492
KBR Inc	468	17,250
		15,327,990
Trading Companies & Distributors - 0.0%
Watsco Inc	159	57,843
TOTAL INDUSTRIALS		70,024,773
Information Technology - 5.7%
Communications Equipment - 0.2%
Cisco Systems Inc (d)	106,706	8,279,319
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co	605	24,556
Insight Enterprises Inc (b)	2,119	141,994
		166,550
IT Services - 0.0%
Accenture PLC Class A	270	53,538
Amdocs Ltd	742	48,423
GTT Communications Inc (b)(e)	1,508	53,911
IBM Corporation	442	107,137
		263,009
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices Inc	269	85,580
Broadcom Inc	134	41,474
NVIDIA Corp	301,500	52,581,600
		52,708,654
Software - 1.7%
Gen Digital Inc	1,218	22,935
Microsoft Corp	154,645	57,244,940
		57,267,875
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc	289,953	73,587,172
TOTAL INFORMATION TECHNOLOGY		192,272,579
Materials - 0.5%
Chemicals - 0.5%
CF Industries Holdings Inc	61,700	8,011,128
Linde PLC	510	252,838
Mativ Holdings Inc	120,106	1,044,922
Scotts Miracle-Gro Co/The	151,987	9,242,330
		18,551,218
Containers & Packaging - 0.0%
Ball Corp	939	55,504
Crown Holdings Inc	540	54,135
		109,639
TOTAL MATERIALS		18,660,857
Real Estate - 0.8%
Retail REITs - 0.5%
Macerich Co/The	443,500	8,382,150
Tanger Inc	249,500	8,478,010
		16,860,160
Specialized REITs - 0.3%
American Tower Corp	269	46,424
Extra Space Storage Inc	39,531	5,183,700
Iron Mountain Inc	51,574	5,267,769
Lamar Advertising Co Class A	759	96,135
Public Storage	297	80,451
		10,674,479
TOTAL REAL ESTATE		27,534,639
Utilities - 0.2%
Electric Utilities - 0.0%
Constellation Energy Corp	301	84,054
Exelon Corp	848	41,569
FirstEnergy Corp	699	35,411
NextEra Energy Inc	1,756	163,097
NRG Energy Inc	104	15,199
PG&E Corp	2,412	42,379
Southern Co/The	953	91,984
		473,693
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	27,286
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	48,973	7,362,111
Multi-Utilities - 0.0%
Ameren Corp	386	42,429
CenterPoint Energy Inc	1,061	45,793
WEC Energy Group Inc	391	45,266
		133,488
TOTAL UTILITIES		7,996,578
TOTAL UNITED STATES		1,049,510,392
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (b)	345,327	8,256,470
TOTAL COMMON STOCKS (Cost $998,024,506)		1,328,668,854

Convertible Corporate Bonds - 4.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.9%
Communication Services - 2.3%
Media - 2.3%
Cardlytics Inc 4.25% 4/1/2029	8,078,000	2,209,040
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (g)	20,820,000	74,371,122
TOTAL COMMUNICATION SERVICES		76,580,162
Consumer Discretionary - 0.5%
Automobiles - 0.2%
Rivian Automotive Inc 4.625% 3/15/2029	7,995,000	8,554,650
Hotels, Restaurants & Leisure - 0.3%
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (j)	12,930,000	10,117,725
TOTAL CONSUMER DISCRETIONARY		18,672,375
Health Care - 0.3%
Biotechnology - 0.3%
Bridgebio Pharma Inc 2.5% 3/15/2027	3,120,000	5,609,760
Cytokinetics Inc 3.5% 7/1/2027	3,430,000	5,012,088
TOTAL HEALTH CARE		10,621,848
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rocket Lab USA Inc 4.25% 2/1/2029 (j)	674,000	8,436,121
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.1%
OSI Systems Inc 2.25% 8/1/2029	4,346,000	6,655,898
IT Services - 0.3%
DigitalOcean Holdings Inc 0% 8/15/2030 (j)(k)	3,757,000	8,601,652
Semiconductors & Semiconductor Equipment - 0.5%
MKS Inc 1.25% 6/1/2030	4,910,000	8,111,320
ON Semiconductor Corp 0% 5/1/2027 (k)	6,685,000	8,620,308
		16,731,628
Software - 0.7%
Riot Platforms Inc 0.75% 1/15/2030	19,420,000	22,284,450
TOTAL INFORMATION TECHNOLOGY		54,273,628
TOTAL UNITED STATES		168,584,134
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $135,997,335)		168,584,134

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
UNITED STATES - 2.3%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (e)	103,820	2,981,710
Industrials - 2.2%
Aerospace & Defense - 2.2%
Boeing Co Series A, 6%	1,153,189	74,853,498
TOTAL UNITED STATES		77,835,208
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $79,681,114)		77,835,208

Foreign Government and Government Agency Obligations - 2.2%
		Principal Amount (a)	Value ($)
BRAZIL - 2.2%
Brazilian Federative Republic 10% 1/1/2027 (Cost $68,143,574)	BRL	393,175,000	73,960,598

Non-Convertible Corporate Bonds - 2.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.3%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (j)(p)	8,015,000	1,464,020
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp 6.5% 2/15/2030 (j)	10,515,000	10,408,693
TOTAL BRAZIL		11,872,713
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (j)(o)	1,400,000	1,413,790
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc 7.5% 1/30/2030	1,500,000	1,536,705
UNITED STATES - 2.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	4,930,000	5,079,487
Media - 0.2%
Versant Media Group Inc 7.25% 1/30/2031 (j)	5,275,000	5,398,441
TOTAL COMMUNICATION SERVICES		10,477,928
Consumer Discretionary - 0.5%
Automobile Components - 0.2%
American Axle & Manufacturing Inc 7.75% 10/15/2033 (j)	5,240,000	5,101,130
Broadline Retail - 0.2%
Wayfair LLC 7.25% 10/31/2029 (j)	5,010,000	5,114,128
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (j)	5,580,000	5,060,037
TOTAL CONSUMER DISCRETIONARY		15,275,295
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	3,265,000	3,399,028
Food Products - 0.1%
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	3,885,000	3,956,760
TOTAL CONSUMER STAPLES		7,355,788
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (j)	6,555,000	6,963,743
International Seaways Inc 7.125% 9/23/2030	1,750,000	1,767,656
TOTAL ENERGY		8,731,399
Financials - 0.1%
Insurance - 0.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (j)	1,975,000	1,854,535
Health Care - 0.2%
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (j)	6,220,000	6,368,310
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (j)	3,665,000	3,762,214
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	1,615,000	1,611,900
Trading Companies & Distributors - 0.0%
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	1,535,000	1,564,661
TOTAL INDUSTRIALS		6,938,775
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (g)(j)	811,127	884,934
Materials - 0.2%
Chemicals - 0.2%
Mativ Holdings Inc 8% 10/1/2029 (j)	4,335,000	4,037,540
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	3,470,000	3,191,426
TOTAL MATERIALS		7,228,966
TOTAL UNITED STATES		65,115,930
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $78,673,287)		79,939,138

Non-Convertible Preferred Stocks - 6.7%
	Shares	Value ($)
UNITED STATES - 6.7%
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Strive Inc 12.5%	269,893	26,916,429
Information Technology - 5.9%
Software - 5.9%
Strategy Inc 11.5% (i)	754,982	75,494,425
Strategy Inc Series A, 10%	1,313,345	125,752,784
TOTAL INFORMATION TECHNOLOGY		201,247,209
TOTAL UNITED STATES		228,163,638
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $229,476,617)		228,163,638

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer LP 6.625% (g)(n)	4,558,000	4,578,545
Energy Transfer LP Series G, 7.125% (g)(n)	4,425,000	4,621,446
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (f)(g)(n)	4,525,000	4,559,842
TOTAL ENERGY		13,759,833
Financials - 0.0%
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(g)(n)	1,493,079	1,450,416
TOTAL UNITED STATES		15,210,249
TOTAL PREFERRED SECURITIES (Cost $13,337,942)		15,210,249

U.S. Treasury Obligations - 37.3%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/3/2026	3.57 to 3.69	768,726,000	756,835,131
US Treasury Bonds 1.25% 5/15/2050	5.00 to 5.16	123,606,000	58,659,738
US Treasury Bonds 1.875% 2/15/2051	4.97 to 5.20	105,838,000	58,769,030
US Treasury Bonds 4.25% 2/15/2054	4.93 to 5.00	78,600,000	70,408,406
US Treasury Bonds 4.625% 11/15/2055	4.90 to 4.94	75,475,000	72,114,004
US Treasury Bonds 4.75% 2/15/2056	4.88 to 4.97	120,205,000	117,237,440
US Treasury Bonds 4.75% 5/15/2055	4.95 to 4.97	71,560,000	69,678,755
US Treasury Bonds 4.75% 8/15/2055	4.90	72,285,000	70,443,991
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,272,090,957)			1,274,146,495

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	10,795,162	10,797,321
Fidelity Securities Lending Cash Central Fund (r)(s)	3.69	46,141,896	46,146,511
TOTAL MONEY MARKET FUNDS (Cost $56,943,832)			56,943,832

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $3,084,784,394)	3,452,202,727
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(34,267,363)
NET ASSETS - 100.0%	3,417,935,364

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
BWX Technologies Inc	Chicago Board Options Exchange	200	4,089,800	230.00	5/2026	(135,000)
Cheniere Energy Inc	Chicago Board Options Exchange	600	17,025,600	280.00	4/2026	(714,000)
Cisco Systems Inc	Chicago Board Options Exchange	1,000	7,759,000	80.00	4/2026	(89,000)
Delta Air Lines Inc	Chicago Board Options Exchange	1,200	7,977,600	70.00	4/2026	(263,400)
Exxon Mobil Corp	Chicago Board Options Exchange	900	15,269,400	175.00	5/2026	(522,000)
GE Vernova Inc	Chicago Board Options Exchange	95	8,292,550	1,010.00	6/2026	(378,575)
GSK PLC ADR	Chicago Board Options Exchange	1,200	6,622,800	60.00	6/2026	(144,000)
JPMorgan Chase & Co	Chicago Board Options Exchange	100	2,941,600	315.00	6/2026	(77,750)
Johnson & Johnson	Chicago Board Options Exchange	100	2,444,400	260.00	6/2026	(49,250)
Merck & Co Inc	Chicago Board Options Exchange	300	3,608,700	130.00	6/2026	(96,000)
SharkNinja Inc	Chicago Board Options Exchange	600	6,354,000	125.00	6/2026	(190,500)

						(2,659,475)
TOTAL WRITTEN OPTIONS						(2,659,475)

Currency Abbreviations
BRL	-	Brazilian Real

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $82,385,450.
(e)	Level 3 security.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,366,439 or 3.4% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,117,567 or 1.6% of net assets.

(m)	Affiliated fund.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,413,790 or 0.0% of net assets.

(p)	Non-income producing - Security is in default.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,514,172.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/2022 - 3/9/2026	56,947,234

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,081,126	343,419,775	349,703,899	121,294	(1,105)	1,424	10,797,321	10,795,162	0.0%
Fidelity Securities Lending Cash Central Fund	131,515,990	230,162,011	315,531,490	117,243	-	-	46,146,511	46,141,896	0.1%
Total	148,597,116	573,581,786	665,235,389	238,537	(1,105)	1,424	56,943,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	52,691,188	1,014,905	-	1,014,904	-	411,474	54,117,567	5,783,274
	52,691,188	1,014,905	-	1,014,904	-	411,474	54,117,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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